Commitments and Contingencies	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 5,250,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On November 13, 2020, the underwriters partially exercised the over-allotment option and on November 17, 2020, purchased an additional 2,500,000 Over-Allotment Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on November 17, 2020, the underwriters were entitled to an additional fee of $500,000 paid upon closing, and $875,000 in deferred underwriting commissions.

Deferred Legal Fees

The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination. In the event, either (x) the initial Business Combination is not consummated within two years of the Initial Public Offering and the proceeds of the Initial Public Offering are returned to investors, or (y) the legal counsel declined to represent the Company in the initial Business Combination due to a conflict, the legal counsel will write off such deferred amounts.

The deferred amount is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of March 31, 2021. As of March 31, 2021, there was no deferred legal fees.

Note 7 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 5,250,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On November 13, 2020, the underwriters partially exercised the over-allotment option and on November 17, 2020, purchased an additional 2,500,000 Over-Allotment Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on November 17, 2020, the underwriters were entitled to an additional fee of $500,000 paid upon closing, and $875,000 in deferred underwriting commissions.

Deferred Legal Fees

The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination. In the event, either (x) the initial Business Combination is not consummated within two years of the Initial Public Offering and the proceeds of the Initial Public Offering are returned to investors, or (y) the legal counsel declined to represent the Company in the initial Business Combination due to a conflict, the legal counsel will write off such deferred amounts.

The deferred amount is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of December 31, 2020.